Total
Canterbury Portfolio Thermostat Fund
Summary Section
Investment Objective
The Fund seeks low volatility and absolute returns consisting of income and moderate capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Canterbury Portfolio Thermostat Fund	Institutional Shares	Investor Shares
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%	2.00%	[1]
[1]	The Fund's Investor Shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's Investor Shares will be registered and offered for sale at a later date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Canterbury Portfolio Thermostat Fund		Institutional Shares	Investor Shares
Management Fee		0.90%	0.90%
Distribution and/or Service Fee (12b-1) Fees		none	0.25%
Other Expenses		0.96%	0.96%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%
Total Annual Operating Expenses		2.32%	2.57%
[1]	The term "Acquired Fund Fees and Expenses" refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds ("ETFs"), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund's financial highlights table.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Canterbury Portfolio Thermostat Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	235	724	1,240	2,656
Investor Shares	260	799	1,365	2,905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended April 30, 2021 was 160% of the average value of its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is designed to pursue risk-adjusted growth by maintaining an efficient portfolio exhibiting lower or decreasing portfolio volatility throughout variable market environments. An efficient portfolio is a portfolio that seeks to match existing market conditions to avoid substantial declines in value and produce long-term growth. The Fund employs a tactical methodology to adjust the portfolio’s asset allocation and diversification to the changing market conditions. The Fund will utilize broadly diversified liquid securities traded on major exchanges, primarily exchange traded funds (“ETFs”). The portfolio is structured primarily as a “fund of funds.” The Fund will invest in any debt, equity, and alternative security deemed appropriate and necessary to improve the portfolio’s composition, exposure to which is obtained through the use of ETFs. The portfolio management team will adjust allocation ranges when investment considerations are identified to warrant such actions to meet the Fund’s objectives.

Canterbury Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), uses a proprietary comprehensive portfolio management strategy called the Canterbury Portfolio Thermostat (the “Portfolio Thermostat Strategy”) to manage the Fund’s assets. The Portfolio Thermostat Strategy is a systematic, rules-based process designed to manage the asset allocation and diversification of portfolio holdings in order to create and maintain an efficient portfolio.

Through the employment of the Portfolio Thermostat Strategy, the Fund will be able to access, through the active management of various investments, asset classes and investment styles to assist in maintaining low and/or decreasing portfolio volatility under varying market conditions. The Fund may select its portfolio holdings from an expansive universe of securities that would qualify as a “go anywhere” strategy. The number of the Fund’s holdings, the percentage of Fund assets allocated to each holding and the diversification of the Fund’s holdings are based on several factors, such as the current state of the market environment and the availability of asset classes and investment styles required to successfully implement the Portfolio Thermostat Strategy.

Overview of the Portfolio Thermostat Strategy

The Portfolio Thermostat Strategy is a comprehensive portfolio management process that seeks to maintain low and consistent portfolio volatility throughout all market conditions, through a rules-based methodology which incorporates a group of technical and volatility indicators.

The strategy is broken down into three major steps:

(1) Analyze and identify the current macro market environment. A macro market environment refers to whether the global equity markets are bullish, bearish, or transitional. A bullish environment is a period when most stocks are trending higher by displaying a series of higher highs in price and higher lows in price and generally low or decreasing volatility. A bearish environment is a period when most stocks are in a downtrend, experiencing lower lows in price and lower highs in price and generally high or increasing volatility. A transitional period refers to when a bull period begins to display certain bearish characteristics, such as increasing volatility and no longer putting in higher highs and higher lows. The same is also true for a bear market that is beginning to display bullish characteristics. The overall market trend determines portfolio allocation.

(2) Classify securities into diverse investment classes. Securities are allocated between two investment categories: the “Global Equity Market Universe” (“Global Equities”) and “Bonds and Alternatives to Global Equities” (“Bonds and Alternatives”). The strategy classifies its universe of investments, from which it makes its security selection, into these two classes. Securities in the Global Equities tend to correlate with the macro market environment and thus the “Market State,” while those classified as Alternatives tend to be less connected, or not connected, to the systematic fluctuations (market specific risk) of global equities (stocks). For example, if the market environment is bullish, the Global Equities class will tend to be bullish as well (have low or decreasing volatility) and Bonds and Alternatives will tend to be either bearish (have high or increasing volatility) or are not directly affected. The reverse would be true if the market environment is bearish. The Fund’s universe of investments is created to be as representative as possible of major style indices, geographic regions, individual countries, market sectors, and industries within market sectors. When compiling the universe, the strategy seeks to cover the broadest possible range of securities/ETFs available, while avoiding duplication of categories already included, and thus would have high correlation with other included ETFs. The Fund managers will, at their discretion, add or remove any securities to or from the Fund’s universe of investments that are deemed to be potentially appropriate to meet the Fund’s objectives.

Any ETF or mutual fund that uses “leverage” to create more volatility (such as a 2x1 or 3x1) for the purpose of creating a “multiplier effect” has been determined to be inappropriate for meeting the Fund’s objectives and will not be included in the universe of potential holdings. ETFs or mutual funds that use various derivatives, sometimes referred to as leverage, may be included in the universe of potential holdings as long as the ETF or mutual fund does not exceed a 1x1 relationship to the underlying index or asset class.

(3) Optimize the combination of securities that collectively will help achieve an efficient portfolio with low or decreasing volatility in the current market environment. This is done through the following steps:

(a) For each investment class, securities are identified for purchase or sale through a two-step “rating” and then “ranking” process. Each security is rated as either a Buy, Hold, or Sell. The rating is determined by three technical factors: (i) long-term factors based on various moving averages (which identify long-term trends, momentum, areas of support or resistance), (ii) short-term factors based on short-term moving averages, relative strength, and volume, and (iii) volatility factors that identify change in volatility, the velocity of the change, and the direction. A Buy or Sell rating is triggered when the algorithmic combination of these three factors indicate either low or decreasing volatility (Buy) or high or increasing volatility (Sell).

(b) Securities are then ranked against each other, using a technical indicator, based on their relative strength, which is weighted according to their volatility. For example, if one security has twice as much volatility as another, then that security’s relative strength would be reduced by half to convert relative strength ranking to a risk-adjusted basis.

Both the rating and ranking of a security is dependent upon the market environment. Just as the market will go through bull (of low or decreasing volatility) and bear (of high or increasing volatility) markets, securities will also go through bull and bear periods. The rating and ranking system is responsive to the changes in a security’s volatility, and is designed to determine not only which securities are appropriate or inappropriate for maintaining low portfolio volatility (through its rating) but also which are mostly likely to perform most strongly in the given environment (through its ranking).

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

ETF Provider Risk. The Adviser may form relationships with various ETF providers, which may present a conflict of interest by creating an incentive for the Adviser to select ETFs from these companies when other ETFs may also be considered suitable for investment purposes within the Portfolio Thermostat Strategy. While the Adviser has determined such family of ETFs provides appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, ETFs from these companies may have management fees or expenses that are higher than alternative ETFs the portfolio managers might have selected or may have performance returns that are lower than alternative ETFs the portfolio managers might have selected. The Adviser will select ETFs for inclusion in the Portfolio Thermostat Strategy in accordance with its fiduciary duty to shareholders.

Fund of Funds Structure Risks

Compounding Risk. As a result of mathematical compounding and because most of the ETFs held by the Fund (the “Underlying ETFs”) have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Fund of Funds Risk. The fund is subject to the performance of the Underlying ETFs in which it invests. Because the Fund invests its assets in shares of Underlying ETFs, the Fund indirectly owns the investments made by the Underlying ETFs. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying ETFs. The Fund’s investment performance is affected by each Underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying ETF’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the Underlying ETFs. The Fund’s risks include the Underlying ETF’s principal risks.

Investment Company Risk. The Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Additionally, when the Fund invests in another registered investment company such as an ETF the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of Underlying ETFs. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Underlying ETFs Expense Risk. The Underlying ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Portfolio Fund Investment Risks

The risks of the Fund will directly correspond to the risks of the Underlying ETFs in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying ETFs. Certain risks associated with investing in the Underlying ETFs are described below.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions. Because of these risk factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Fixed Income Security Risk. Generally, fixed income securities are subject to the following investment risks:

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Index Tracking Error Risk. Index tracking error is the divergence of the Underlying ETF’s performance from that of the index it seeks to track (the “Underlying Index”). Tracking error may occur because of differences between the securities or other instruments held in the ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the ETF’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Index tracking error also may result because the ETF incurs fees and expenses, while the Underlying Index does not.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. An Underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Mortgage-backed and Asset-backed Securities Risk. Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Value Investing Risk. The Fund may be subject to value investing risk as a result of Underlying ETFs held by the Fund. The determination that a security is undervalued is subjective. The market may not agree with the determination of the investment adviser of the ETF and the security’s price may not rise to what the investment adviser believes is its full fair value. The security may even decrease in value.

Additional Fund Risks

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Aggressive Investment Technique Risk. Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Because an Underlying ETF’s investment in such financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Asset Allocation Risk. The Fund’s allocation among Underlying ETFs with various asset classes and investments may not produce the desired results.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Inverse or Short Correlation Risk. If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds. This risk is compounded if the Underlying ETF seeks to achieve a return that is a multiple of the inverse performance of its index.

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance. The Fund anticipates that its portfolio turnover may exceed 100% on an annual basis as a result of turnover of Underlying ETFs held by the Fund, depending on market conditions. This may mean that, unless you invest through a tax-deferred account or are a tax-exempt investor, you may or may not have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Performance

The bar chart and average annual total returns table below illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Visit www.canterburyfunds.com or call (844) 838-2121 for current performance information.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Fund’s Institutional Shares.

Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 7.01% for the quarter ended March 31, 2019 and the lowest return for a quarter was (17.37)% for the quarter ended March 31, 2020. The Fund’s Institutional Shares year-to-date return as of July 31, 2021 was 12.37%.

The average annual total returns table shows how the Fund’s average annual returns compare with those of its benchmark, the MSCI World Index.

Average Annual Total Returns for the periods ended December 31, 2020
Average Annual Total Returns - Canterbury Portfolio Thermostat Fund		Label	1 Year	Since Inception [1]	Inception Date
Institutional Shares		Return Before Taxes	(3.29%)	3.48%	Aug. 02, 2016
Institutional Shares | Return After Taxes on Distributions	[2],[3]		(3.31%)	3.25%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[2],[3]		(1.94%)	2.67%
MSCI World Index	[4]		16.50%	13.53%
[1]	The inception of the Fund was August 2, 2016.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. An individual cannot invest directly in an index.